Inventories, net	12 Months Ended
Dec. 31, 2019
Inventories, net
Inventories, net
9. Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Products	41,840,945	44,678,983	58,795,341
Packing materials and others	358,207	219,961	223,234

Inventories	42,199,152	44,898,944	59,018,575
Inventory valuation allowance	(498,773)	(868,860)	(1,086,419)

Inventories, net	41,700,379	44,030,084	57,932,156